Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Polen Dividend Income ETF | Polen Dividend Income ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	16.63%	18.39%	(0.73%)	3.65%
Polen International Dividend Income ETF | Polen International Dividend Income ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	32.55%